UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06566
                                                    ----------

                           Phoenix Multi-Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  Kevin J. Carr. Esq.
         Vice President, Chief Legal Officer,         John H. Beers, Esq.
         Counsel and Secretary for Registrant    Vice President and Secretary
            Phoenix Life Insurance Company      Phoenix Life Insurance Company
                One American Row                    One American Row
                Hartford, CT 06103-2899             Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: October 31
                                               --------------
                   Date of reporting period: January 31, 2006
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX MULTI-SERIES TRUST
Glossary
January 31, 2006


FGIC
Financial Guaranty Insurance Company

FSA
Financial Security Assurance, Inc.

MBIA
Municipal Bond Insurance Association

PIK (PAYMENT-IN-KIND SECURITY)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix High Yield Securities Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (Unaudited)


                                                   PAR VALUE
                                                     (000)       VALUE
                                                   ---------  -----------

DOMESTIC CORPORATE BONDS--81.1%


ADVERTISING--0.9%
Vertis, Inc. 144A 13.50%, 12/7/09(b)                $   250   $   206,250

AEROSPACE & DEFENSE--2.1%
Armor Holdings, Inc. 8.25%, 8/15/13                     195       211,575
DRS Technologies, Inc. 6.625%, 2/1/16                    40        40,500
DRS Technologies, Inc. 7.625%, 2/1/18                    40        40,800
Esterline Technologies Corp. 7.75%, 6/15/13              40        41,800
L-3 Communications Corp. 144A 6.375%,
   10/15/15(b)                                          150       150,000
                                                              -----------
                                                                  484,675
                                                              -----------

AGRICULTURAL PRODUCTS--2.0%
United Agri Products 8.25%, 12/15/11                    430       458,488

Automotive Retail--1.7%
Hertz Corp. 144A 8.875%, 1/1/14(b)                      145       150,438
Hertz Corp. 144A 10.50%, 1/1/16(b)                       50        52,500
Pantry, Inc. (The) 7.75%, 2/15/14                       175       179,812
                                                              -----------
                                                                  382,750
                                                              -----------

BROADCASTING & CABLE TV--6.9%
Charter Communications Holdings I LLC 144A
  11%, 10/1/15(b)                                        83        68,683
Charter Communications Operating LLC/ Charter
  Communications Operating Capital 144A
  8.375%, 4/30/14(b)                                    245       245,919
DIRECTV Holdings LLC/DIRECTV Financing Co.,
  Inc. 6.375%, 6/15/15                                  335       329,975
Echostar DBS Corp. 144A 7.125%, 2/1/16(b)               325       322,156
Liberty Media Corp. 5.70%, 5/15/13                      165       155,254
Mediacom Broadband LLC 144A 8.50%, 10/15/15(b)          260       247,000
Rainbow National Services LLC 144A 8.75%,
   9/1/12(b)                                            200       215,250
                                                              -----------
                                                                1,584,237
                                                              -----------

BUILDING PRODUCTS--1.3%
Building Materials Corporation of America 7.75%,
   8/1/14                                                40        39,000
Ply Gem Industries, Inc. 9%, 2/15/12                    305       265,350
                                                              -----------
                                                                  304,350
                                                              -----------

                                                   PAR VALUE
                                                     (000)       VALUE
                                                   ---------  -----------
CASINOS & GAMING--6.9%
Boyd Gaming Corp. 7.125%, 2/1/16                    $   100   $    99,750
MGM MIRAGE 6.625%, 7/15/15                              250       252,500
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12                 300       295,500
Seminole Tribe of Florida 144A 5.798%, 10/1/13(b)       140       139,064
Seminole Tribe of Florida 144A 6.535%, 10/1/20(b)        85        84,402
Station Casinos, Inc. 6.875%, 3/1/16                    410       418,712
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
   6.625%, 12/1/14                                      300       293,625
                                                              -----------
                                                                1,583,553
                                                              -----------

COMMERCIAL PRINTING--1.6%
Cenveo Corp. 9.625%, 3/15/12                             75        80,813
Cenveo Corp. 7.875%, 12/1/13                            285       279,300
                                                              -----------
                                                                  360,113
                                                              -----------

COMMODITY CHEMICALS--0.2%
Westlake Chemical Corp. 6.625%, 1/15/16                  40        40,250

COMMUNICATIONS EQUIPMENT--0.8%
Dycom Industries, Inc. 144A 8.125%, 10/15/15(b)         175       182,000

Construction, Farm Machinery &
   Heavy Trucks--0.9%
Trinity Industries, Inc. 6.50%, 3/15/14                 200       200,500

CONSUMER FINANCE--3.0%
Ford Motor Credit Co. 7%, 10/1/13                       200       181,164
General Motors Acceptance Corp. 6.125%, 9/15/06         100        98,954
General Motors Acceptance Corp. 6.75%, 12/1/14          405       384,459
General Motors Acceptance Corp. 8%, 11/1/31              25        25,491
                                                              -----------
                                                                  690,068
                                                              -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
SunGard Data Systems, Inc. 144A 9.125%,
   8/15/13(b)                                           150       156,750

DIVERSIFIED CHEMICALS--1.5%
Huntsmann International LLC 144A 7.375%,
   1/1/15(b)                                            150       151,875
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b)         200       200,000
                                                              -----------
                                                                  351,875
                                                              -----------

ELECTRIC UTILITIES--1.7%
Nevada Power Co. 144A 5.95%, 3/15/16(b)                  85        85,106

Phoenix High Yield Securities Fund

                                                   PAR VALUE
                                                     (000)       VALUE
                                                   ---------  -----------
ELECTRIC UTILITIES--(CONTINUED)
Reliant Energy, Inc. 9.50%, 7/15/13                 $    95   $    94,525
Reliant Energy, Inc. 6.75%, 12/15/14                    205       177,325
Texas Genco LLC/Texas Genco Financing Corp.
   144A 6.875%, 12/15/14(b)                              40        43,500
                                                              -----------
                                                                  400,456
                                                              -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
UAP Holding Corp. 0%, 7/15/12(c)                        125       111,563

FOOD RETAIL--2.4%
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(c)              300       334,687
Stater Brothers Holdings, Inc. 8.125%, 6/15/12          215       215,000
                                                              -----------
                                                                  549,687
                                                              -----------

HEALTH CARE FACILITIES--0.7%
US Oncology, Inc. 10.75%, 8/15/14                       135       149,850

HEALTH CARE SERVICES--1.4%
Omnicare, Inc. 6.875%, 12/15/15                         120       120,750
US Oncology Holdings, Inc. 9.264%, 3/15/15(c)           200       200,000
                                                              -----------
                                                                  320,750
                                                              -----------

HOMEBUILDING--2.5%
Meritage Homes Corp. 6.25%, 3/15/15                     365       335,800
Technical Olympic USA, Inc. 9%, 7/1/10                  225       232,031
                                                              -----------
                                                                  567,831
                                                              -----------

INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS--3.4%
Calpine Corp. 144A 8.75%, 7/15/13(b)(f)                 500       447,500
NRG Energy, Inc. 8%, 12/15/13                           100       112,000
NRG Energy, Inc. 7.375%, 2/1/16                          70        71,575
TXU Corp. Series P 5.55%, 11/15/14                      150       141,606
                                                              -----------
                                                                  772,681
                                                              -----------

INDUSTRIAL MACHINERY--0.9%
Gardner Denver, Inc. 8%, 5/1/13                         200       211,000

INTEGRATED TELECOMMUNICATION SERVICES--4.2%
Cincinnati Bell, Inc. 7.25%, 7/15/13                    150       158,062
Qwest Communications International, Inc. 7.50%,
   2/15/14                                              550       558,250
Telcordia Technologies, Inc. 144A 10%, 3/15/13(b)       285       262,200
                                                              -----------
                                                                  978,512
                                                              -----------

INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 144A 7.375%, 9/15/13(b)          65        66,625

LEISURE PRODUCTS--1.8%
K2, Inc. 7.375%, 7/1/14                                 410       413,075


                                                   PAR VALUE
                                                     (000)       VALUE
                                                   ---------  -----------
LIFE & HEALTH INSURANCE--1.0%
UnumProvident Finance Co. plc 144A 6.85%,
   11/15/15(b)                                      $   230   $   240,403

MANAGED HEALTH CARE--1.3%
Coventry Health Care, Inc. 6.125%, 1/15/15              290       297,613

METAL & GLASS CONTAINERS--5.0%
AEP Industries, Inc. 7.875%, 3/15/13                    315       307,125
Ball Corp. 6.875%, 12/15/12                             255       261,694
Crown Americas LLC/Crown Americas Capital Corp.
   144A 7.75%, 11/15/15(b)                              150       156,375
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26             75        69,750
Owens-Brockway Glass Container, Inc. 6.75%,
   12/1/14                                              375       364,687
                                                              -----------
                                                                1,159,631
                                                              -----------

MOVIES & ENTERTAINMENT--1.5%
WMG Holdings Corp. 0%, 12/15/14(c)                      475       347,938

OIL & GAS EQUIPMENT & SERVICES--1.9%
Gulfmark Offshore, Inc. 7.75%, 7/15/14                  315       330,750
Hornbeck Offshore Services, Inc. 144A 6.125%,
   12/1/14(b)                                           100       100,500
                                                              -----------
                                                                  431,250
                                                              -----------

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Chesapeake Energy Corp. 6.25%, 1/15/18                  150       148,875
Chesapeake Energy Corp. 144A 6.875%,
   11/15/20(b)                                          275       281,875
Pogo Producing Co. 144A 6.875%, 10/1/17(b)               35        35,175
                                                              -----------
                                                                  465,925
                                                              -----------

OIL & GAS STORAGE & TRANSPORTATION--6.1%
Atlas Pipeline Partners LP 144A 8.125%,
   12/15/15(b)                                          145       150,075
Copano Energy LLC 144A 8.125%, 3/1/16                    25        25,000
Ferrellgas Escrow LLC/ Ferrellgas Finance
   Escrow Corp. 6.75%, 5/1/14                           200       193,500
Holly Energy Partners LP 6.25%, 3/1/15                  150       145,500
Inergy LP/Inergy Finance Corp. 144A 8.25%,
   3/1/16(b)                                             85        86,488
Pacific Energy Partners LP/ Pacific Energy
   Finance Corp. 6.25%, 9/15/15                         115       115,287
SemGroup LP 144A 8.75%, 11/15/15(b)                     160       165,600
Southern Star Central Corp. 8.50%, 8/1/10               190       203,300
Suburban Propane Partners LP/ Suburban Energy
   Finance Corp. 6.875%, 12/15/13                       200       191,500

Phoenix High Yield Securities Fund

                                                   PAR VALUE
                                                     (000)       VALUE
                                                   ---------  -----------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Targa Resources, Inc. 144A 8.50%, 11/1/13(b)        $   135   $   141,075
                                                              -----------
                                                                1,417,325
                                                              -----------

PACKAGED FOODS & MEATS--1.0%
ASG Consolidated LLC/ASG Finance, Inc. 0%,
   11/1/11(c)                                           275       222,750

PAPER PRODUCTS--0.9%
Blue Ridge Paper Products, Inc. 9.50%, 12/15/08         100        88,000
Exopack Holding Corp. 144A 11.25%, 2/1/14(b)            125       125,000
                                                              -----------
                                                                  213,000
                                                              -----------

PHARMACEUTICALS--0.4%
Mylan Laboratories, Inc. 6.375%, 8/15/15                100       102,000

PUBLISHING & PRINTING--3.1%
Cadmus Communications Corp. 8.375%, 6/15/14             275       279,125
Primedia, Inc. 8.875%, 5/15/11                          190       178,600
Primedia, Inc. 8%, 5/15/13                              300       262,500
                                                              -----------
                                                                  720,225
                                                              -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
American Real Estate Partners LP/American Real
  Estate Finance Corp. 7.125%, 2/15/13                  250       254,375

REGIONAL BANKS--1.1%
Colonial Bank NA 6.375%, 12/1/15                        250       256,525

RESTAURANTS--1.0%
EPL Finance Corp. 144A 11.75%, 11/15/13(b)               40        40,800
Restaurant Co. (The) 144A 10%, 10/1/13(b)               210       198,975
                                                              -----------
                                                                  239,775
                                                              -----------

STEEL--2.1%
Chaparral Steel Co. 10%, 7/15/13                        285       314,925
Gibraltar Industries, Inc. 144A 8%, 12/1/15(b)          175       176,312
                                                              -----------
                                                                  491,237
                                                              -----------

TOBACCO--1.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
   7.30%, 7/15/15(b)                                    300       309,750
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $18,602,527)                                  18,697,611
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--7.4%


BERMUDA--1.5%
Intelsat Bermuda Ltd. 144A  8.625%, 1/15/15(b)          350       352,625

                                                   PAR VALUE
                                                     (000)       VALUE
                                                   ---------  -----------
CANADA--3.8%
CHC Helicopter Corp. 7.375%, 5/1/14                 $   200   $   204,000
Intrawest Corp. 7.50%, 10/15/13                         200       206,000
Jean Coutu Group (PJC), Inc. (The) 7.625%,
   8/1/12                                                65        65,325
North American Energy Partners, Inc. 8.75%,
   12/1/11                                              200       198,000
Novelis, Inc. 144A 7.50%, 2/15/15(b)                    210       199,500
                                                              -----------
                                                                  872,825
                                                              -----------

IRELAND--0.4%
Eircom Funding 8.25%, 8/15/13                            85        90,950

LUXEMBOURG--1.1%
Basell B.V. 144A 8.375%, 8/15/15(b)                     255       255,956

UNITED STATES--0.6%
Ship Finance International Ltd. 8.50%, 12/15/13         150       140,250
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,737,932)                                    1,712,606
----------------------------------------------------------------------------

DEBT INDEX SECURITIES--4.1%

Dow Jones CDX NA HY Series 3-1 144A 7.75%,
   12/29/09(b)                                          931       950,784
----------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $942,188)                                        950,784
----------------------------------------------------------------------------

                                                     SHARES
                                                    --------
DOMESTIC COMMON STOCKS--1.3%


PACKAGED FOODS & MEATS--1.3%
B&G Foods, Inc.                                      20,000       295,600
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $260,694)                                        295,600
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.9%
(IDENTIFIED COST $21,543,341)                                  21,656,601
----------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)       VALUE
                                                   ---------  -----------
SHORT-TERM INVESTMENTS--8.2%


FEDERAL AGENCY SECURITIES(e)--8.2%
FHLB 4.34%, 2/1/06                                  $ 1,900     1,900,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,900,000)                                    1,900,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $23,443,341)                                  23,556,601(a)

Other assets and liabilities, net--(2.1)%                        (483,609)
                                                              -----------
NET ASSETS--100.0%                                            $23,072,992
                                                              ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $322,142 and gross depreciation of $208,882 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $23,443,341.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $7,444,486 or 32.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(e) The rate shown is the discount rate.
(f) Security in default.

Phoenix Multi-Sector Fixed Income Fund

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------

AGENCY MORTGAGE-BACKED SECURITIES--8.1%

FNMA 4.50%, 6/1/19                                   $   1,297   $ 1,262,784
FNMA 5%, 8/1/20                                            340       336,125
FNMA 5.50%, 4/1/34                                         181       178,803
FNMA 5.50%, 6/1/34                                       1,544     1,529,415
FNMA 6%, 8/1/34                                          1,492     1,508,735
FNMA 5.50%, 1/1/35                                       4,052     4,013,851
FNMA 5.50%, 2/1/35                                       1,290     1,277,850
FNMA 5%, 7/25/35                                         1,168     1,160,190
FNMA 5%, 9/25/35                                           850       844,053
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,289,003)                                     12,111,806
--------------------------------------------------------------------------------
MUNICIPAL BONDS--1.6%


FLORIDA--1.4%
University of Miami Taxable Series A 7.65%,
   4/1/20 (MBIA Insured)                                 2,000     2,048,880

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
   Funding Corp. Taxable Series A 6.72%, 6/1/25            309       308,259
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,310,145)                                       2,357,139
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%

Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3 5.98%, 1/15/18                         1,140     1,039,222
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,109,016)                                       1,039,222
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--39.4%


ADVERTISING--0.3%
Lamar Media Corp. 6.625%, 8/15/15                          375       378,750

AEROSPACE & DEFENSE--0.9%
DRS Technologies, Inc. 6.625%, 2/1/16                      500       506,250
L-3 Communications Corp. 6.125%, 1/15/14                   550       545,875
L-3 Communications Corp. 144A 6.375%,
   10/15/15(b)                                             250       250,000
                                                                 -----------
                                                                   1,302,125
                                                                 -----------

                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
AIRLINES--4.4%
American Airlines, Inc. 01-1 6.977%, 5/23/21         $     717    $  668,820
Continental Airlines, Inc. 01-1 6.703%, 12/15/22           580       561,168
Continental Airlines, Inc. 01-1, A2 6.503%,
   12/15/12                                                728       712,844
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19        1,349     1,338,743
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23(q)        1,406     1,414,274
Delta Air Lines, Inc. 02-1, G-2 6.417%, 7/2/12           1,161     1,169,410
United Airlines, Inc. 01-1 6.071%, 9/1/14                  728       709,982
                                                                  ----------
                                                                   6,575,241
                                                                  ----------


AUTOMOBILE MANUFACTURERS--0.5%
DaimlerChrysler NA Holding Corp. 4.875%, 6/15/10           275       268,130
Ford Motor Co. 7.45%, 7/16/31                              750       556,875
                                                                  ----------
                                                                     825,005
                                                                  ----------

AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 144A 8.875%, 1/1/14(b)                         350       363,125
Hertz Corp. 144A 10.50%, 1/1/16(b)                         100       105,000
                                                                  ----------
                                                                     468,125
                                                                  ----------

BROADCASTING & CABLE TV--2.0%
Comcast Corp. 4.95%, 6/15/16                               500       465,574
COX Communications, Inc. 5.45%, 12/15/14                   375       363,575
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc. 6.375%, 6/15/15                                  1,500     1,477,500
Echostar DBS Corp. 6.625%, 10/1/14                         700       682,500
                                                                  ----------
                                                                   2,989,149
                                                                  ----------

BUILDING PRODUCTS--0.3%
Ply Gem Industries, Inc. 9%, 2/15/12                       500       435,000

CASINOS & GAMING--3.2%
Harrah's Operating Co., Inc. 5.625%, 6/1/15                875       856,926
Herbst Gaming, Inc. 8.125%, 6/1/12                         500       518,750
MGM MIRAGE 8.50%, 9/15/10                                  250       272,500
MGM MIRAGE 6.625%, 7/15/15                                 350       353,500
Mohegan Tribal Gaming Authority 6.125%, 2/15/13            500       498,125
Penn National Gaming, Inc. 6.875%, 12/1/11                 490       501,025
River Rock Entertainment Authority 9.75%,
   11/1/11                                                 250       270,000

Phoenix Multi-Sector Fixed Income Fund

                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
CASINOS & GAMING--(CONTINUED)
Scientific Games Corp. 6.25%, 12/15/12               $     500    $  492,500
Station Casinos, Inc. 6.875%, 3/1/16                     1,000     1,021,250
                                                                  ----------
                                                                   4,784,576
                                                                  ----------

COMMODITY CHEMICALS--0.7%
Nova Chemicals Corp. 144A 7.561%, 11/15/13(b)(c)           975       992,062

COMMUNICATIONS EQUIPMENT--0.5%
Corning, Inc. 6.20%, 3/15/16                               750       762,614

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.3%
Case Corp. 7.25%, 1/15/16                                  500       482,500

CONSUMER FINANCE--2.1%
Ford Motor Credit Co. 7.26%, 11/2/07(c)                    150       147,068
Ford Motor Credit Co. 8.625%, 11/1/10                    1,400     1,348,981
General Motors Acceptance Corp. 7.25%, 3/2/11            1,000       965,805
General Motors Acceptance Corp. 6.875%,
   9/15/11                                                 675       645,177
                                                                  ----------
                                                                   3,107,031
                                                                  ----------


DATA PROCESSING & OUTSOURCED SERVICES--0.3%
SunGard Data Systems, Inc. 144A 10.25%,
   8/15/15(b)                                              500       505,000

DIVERSIFIED CHEMICALS--0.7%
Huntsman LLC 11.40%, 7/15/11(c)                            500       531,875
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b)            500       500,000
                                                                  ----------
                                                                   1,031,875
                                                                  ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
Adesa, Inc. 7.625%, 6/15/12                                500       502,500
Mobile Mini, Inc. 9.50%, 7/1/13                          1,500     1,657,500
                                                                  ----------
                                                                   2,160,000
                                                                  ----------


DIVERSIFIED METALS & MINING--0.6%
Glencore Funding LLC 144A 6%, 4/15/14(b)                 1,000       950,264

ELECTRIC UTILITIES--1.5%
Midwest Generation LLC 8.75%, 5/1/34                     1,000     1,100,000
MSW Energy Holdings II LLC/MSW Energy
   Finance Co. II, Inc. Series B 7.375%, 9/1/10            900       931,500
MSW Energy Holdings LLC/MSW Energy Finance
   Co., Inc. 8.50%, 9/1/10                                 250       266,875
                                                                  ----------
                                                                   2,298,375
                                                                  ----------

ELECTRONIC MANUFACTURING SERVICES--0.5%
Sanmina-SCI Corp. 6.75%, 3/1/13                            750       720,000

                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
HEALTH CARE EQUIPMENT--0.8%
Fisher Scientific International, Inc. 6.75%,
  8/15/14                                            $   1,100   $ 1,148,125

HEALTH CARE FACILITIES--0.9%
Concentra Operating Corp. 9.125%, 6/1/12                   500       521,250
IASIS Healthcare LLC/ IASIS Capital Corp. 8.75%,
   6/15/14                                                 500       514,375
Psychiatric Solutions, Inc. 7.75%, 7/15/15                 375       390,000
                                                                 -----------
                                                                   1,425,625
                                                                 -----------

HOMEBUILDING--0.8%
Horton (D.R.), Inc. 5.25%, 2/15/15                         210       197,004
Hovnanian (K.) Enterprises, Inc. 6.375%, 12/15/14        1,000       959,111
                                                                 -----------
                                                                   1,156,115
                                                                 -----------

HOTELS, RESORTS & CRUISE LINES--0.9%
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13             1,250     1,333,330

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
AES Corp. (The) 144A 8.75%, 5/15/13(b)                     750       819,375
NRG Energy, Inc. 7.375%, 2/1/16                            500       511,250
                                                                 -----------
                                                                   1,330,625
                                                                 -----------


INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Citizens Communications Co. 9.25%, 5/15/11                 500       552,500
Qwest Corp. 8.875%, 3/15/12                              1,000     1,112,500
                                                                 -----------
                                                                   1,665,000
                                                                 -----------


INVESTMENT BANKING & BROKERAGE--0.3%
Morgan Stanley 4.75%, 4/1/14                               400       381,263

LIFE & HEALTH INSURANCE--0.5%
Protective Life Secured Trust 4.96%, 5/10/10(c)            750       728,370

MANAGED HEALTH CARE--0.5%
Coventry Health Care, Inc. 8.125%, 2/15/12                 750       798,750

METAL & GLASS CONTAINERS--0.3%
Plastipak Holdings, Inc. 144A 8.50%, 12/15/15(b)           500       515,000

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc. 6.875%, 5/1/12                           370       393,448

OIL & GAS EQUIPMENT & SERVICES--0.2%
Hornbeck Offshore Services, Inc. Series B
    6.125%, 12/1/14                                        340       341,700

OIL & GAS EXPLORATION & PRODUCTION--1.9%
Chesapeake Energy Corp. 6.875%, 1/15/16                    750       768,750
Denbury Resources, Inc. 7.50%, 4/1/13                      600       624,000
Pioneer Natural Resources Co. 5.875%, 7/15/16              500       488,286

Phoenix Multi-Sector Fixed Income Fund
                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Pogo Producing Co. 144A 6.875%, 10/1/17(b)           $     500    $  502,500
Swift Energy Co. 7.625%, 7/15/11                           500       520,000
                                                                  ----------
                                                                   2,903,536
                                                                  ----------


OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10           750       808,347

OIL & GAS STORAGE & TRANSPORTATION--0.7%
AmeriGas Partners LP 7.25%, 5/20/15                        500       503,750
Suburban Propane Partners LP/ Suburban Energy
   Finance Corp. 6.875%, 12/15/13                          500       478,750
                                                                  ----------
                                                                     982,500
                                                                  ----------


OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
American Real Estate Partners LP/American
   Real Estate Finance Corp. 8.125%, 6/1/12              1,000     1,050,000

PACKAGED FOODS & MEATS--1.4%
Dean Foods Co. 6.625%, 5/15/09                             500       513,750
Pilgrim's Pride Corp. 9.25%, 11/15/13                    1,500     1,601,250
                                                                  ----------
                                                                   2,115,000
                                                                  ----------


PAPER PRODUCTS--0.4%
Solo Cup Co. 8.50%, 2/15/14                                755       670,063

PUBLISHING & PRINTING--0.4%
Donnelley (R.R.) Corp.144A 8.875%, 1/15/16(b)              550       558,938

REITS--2.0%
Centerpoint Properties Trust 5.25%, 7/15/11                500       492,408
Health Care REIT, Inc. 5.875%, 5/15/15                   1,000       985,567
Host Marriott LP Series O 6.375%, 3/15/15                  325       322,563
iStar Financial, Inc. 5.375%, 4/15/10                    1,000       994,722
Ventas Realty LP/Ventas Capital Corp. 144A
   6.50%, 6/1/16(b)                                        250       251,875
                                                                  ----------
                                                                   3,047,135
                                                                  ----------

SPECIALIZED CONSUMER SERVICES--0.6%
Stewart Enterprises, Inc. 144A 7.75%, 2/15/13(b)         1,000       975,000

SPECIALTY CHEMICALS--0.4%
Crompton Corp. 9.875%, 8/1/12                              500       566,250

SPECIALTY STORES--0.7%
Office Depot, Inc. 6.25%, 8/15/13                        1,000     1,017,671

TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
   7.30%, 7/15/15(b)                                       500       516,250

                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals North America, Inc. 6.50%, 2/15/12    $     750    $  742,500

WIRELESS TELECOMMUNICATION SERVICES--0.9%
Nextel Communications, Inc. Series E 6.875%,
   10/31/13                                              1,250     1,311,644
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $59,056,110)                                     59,249,877
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--6.4%

Adjustable Rate Mortgage Trust 05-3, 2A1
   4.717%, 7/25/35(c)                                      859       846,261
Bear Stearns Structured Products, Inc. 04-15, A2
   P.O. 144A 0%, 11/27/34(b)                               587       518,593
Bear Stearns Structured Products, Inc. 05-10
   144A 6.55%, 4/26/35(b)(c)                               672       670,194
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-12, 12A1 4.794%, 8/25/34(c)                  1,432     1,414,252
Countrywide Partnership Trust Net Interest Margin
   04-EC1N 144A 5%, 9/25/35(b)                             128       126,963
Finance America Net Interest Margin Trust 04-1 A
   144A 5.25%, 6/27/34(b)                                  198       197,406
First Franklin Net Interest Margin Trust 04-FF7A
   A 144A 5%, 9/27/34(b)                                    50        49,562
First Franklin Net Interest Margin Trust 04-FF7A
   B 144A 6.75%, 9/27/34(b)                                279       269,962
First Horizon Mortgage Pass-Through Trust
   04-AR4, 2A1 4.422%, 8/25/34(c)                        1,615     1,587,976
First Horizon Mortgage Pass-Through Trust
   05-AR1, 2A1 5.027%, 4/25/35(c)                          896       886,069
Master Resecuritization Trust 05-1 144A 5%,
   10/28/34(b)                                             581       553,568
Structured Asset Securities Corp. 03-32, 1A1
   5.29%, 11/25/33(c)                                      646       627,480
Structured Asset Securities Corp. 05-1, 6A1
   6%, 2/25/35                                           1,244     1,246,188
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1 5%, 5/25/20                                   719       704,871
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,860,733)                                       9,699,345
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--24.6%


ARGENTINA--2.4%
Republic of Argentina 0%, 12/15/35(c)                    7,418       522,626

Phoenix Multi-Sector Fixed Income Fund
                                                      PAR VALUE
                                                        (000)       VALUE
                                                      ---------   ----------
ARGENTINA--(CONTINUED)
Republic of Argentina PIK Interest Capitalization
   8.28%, 12/31/33                                  $   3,539    $ 3,165,936
                                                                 -----------
                                                                   3,688,562
                                                                 -----------

AUSTRALIA--0.5%
Commonwealth of Australia Series 1106 6.75%,
   11/15/06                                             1,090(f)     834,900

BRAZIL--4.0%
Federative Republic of Brazil 10.50%, 7/14/14             900      1,127,250
Federative Republic of Brazil 7.875%, 3/7/15              250        271,750

Federative Republic of Brazil 12.50%, 1/5/16            5,724(i)   2,652,396
Federative Republic of Brazil 11%, 8/17/40              1,500      1,939,125
                                                                 -----------
                                                                   5,990,521
                                                                 -----------

CANADA--1.3%
Federation of Canada 4.25%, 9/1/09                      2,150(k)   1,903,639

COLOMBIA--0.4%
Republic of Colombia 10%, 1/23/12                         500        601,250

EL SALVADOR--0.3%
Republic of El Salvador 144A 7.625%, 9/21/34(b)           350        392,000

GUATEMALA--0.5%
Republic of Guatemala 144A 8.125%, 10/6/34(b)             675        759,375

INDONESIA--0.3%
Republic of Indonesia 144A 6.75%, 3/10/14(b)              500        500,000

MEXICO--0.9%
United Mexican States Series MI10 9.50%, 12/18/14      12,590(l)   1,306,335

NEW ZEALAND--0.6%
Commonwealth of New Zealand Series 1106 8%,
   11/15/06                                               580(h)     403,825
Commonwealth of New Zealand Series 206 6.50%,
   2/15/06                                                735(h)     504,528
                                                                 -----------
                                                                     908,353
                                                                 -----------


PANAMA--0.6%
Republic of Panama 9.375%, 1/16/23                         750       967,500

PERU--0.2%
Republic of Peru 7.35%, 7/21/25                            225       233,438

PHILIPPINES--2.3%
Republic of Philippines 8%, 1/15/16                        500       528,750
Republic of Philippines 10.625%, 3/16/25                   300       382,125

                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
PHILIPPINES--(CONTINUED)
Republic of Philippines 9.50%, 2/2/30                  $   500   $   585,625
Republic of Philippines 7.75%, 1/14/31                   2,000     1,982,500
                                                                 -----------
                                                                   3,479,000
                                                                 -----------


RUSSIA--1.9%
Russian Federation 144A 5%, 3/31/30(b)(c)               2,500      2,793,750

SOUTH AFRICA--0.5%
Republic of South Africa Series R153 13%, 8/31/10       3,510(j)     707,097

THAILAND--0.2%
Kingdom of Thailand Series R042 4.80%, 4/9/10          13,800(m)     351,610

TURKEY--1.7%
Republic of Turkey 11.50%, 1/23/12                        750        953,437
Republic of Turkey 7.25%, 3/15/15                       1,000      1,052,500
Republic of Turkey 7%, 6/5/20                             500        507,500
                                                                 -----------
                                                                   2,513,437
                                                                 -----------


URUGUAY--1.5%
Republic of Uruguay 7.50%, 3/15/15                        500        527,500
Republic of Uruguay 8%, 11/18/22                        1,650      1,724,250
                                                                 -----------
                                                                   2,251,750
                                                                 -----------

VENEZUELA--4.5%
Republic of Venezuela 8.50%, 10/8/14                      250        280,750
Republic of Venezuela 9.25%, 9/15/27                    3,050      3,814,025
Republic of Venezuela RegS 5.375%, 8/7/10(e)            2,750      2,695,000
                                                                 -----------
                                                                   6,789,775
                                                                 -----------

--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $34,876,964)                                     36,972,292
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--13.8%


BRAZIL--0.7%
Petrobras International Finance Co. 9.125%, 7/2/13        300        353,550
Vale Overseas Ltd. 6.25%, 1/11/16                         750        753,750
                                                                 -----------
                                                                   1,107,300
                                                                 -----------


CANADA--2.2%
Catalyst Paper Corp. 7.375%, 3/1/14                       750        663,750
CHC Helicopter Corp. 7.375%, 5/1/14                       685        698,700
Rogers Cable, Inc.  7.875%, 5/1/12                      1,000      1,077,500
Rogers Wireless Communications, Inc. 8%,
  12/15/12                                                300        319,500

Phoenix Multi-Sector Fixed Income Fund

                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------

CANADA--(CONTINUED)
Rogers Wireless Communications, Inc. 6.375%, 3/1/14  $     575    $  580,750
                                                                 -----------
                                                                   3,340,200
                                                                 -----------


CHILE--0.9%
Empresa Nacional de Electricidad SA 8.35%, 8/1/13          350       395,258
Petropower I Funding Trust 144A 7.36%, 2/15/14(b)          915       873,946
                                                                 -----------
                                                                   1,269,204
                                                                 -----------

FRANCE--0.5%
Compagnie Generale de Geophysique  SA 7.50%,
   5/15/15                                                 750       781,875

INDONESIA--0.5%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
   2/1/10                                                  675       742,500

JAPAN--0.5%
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(c)                 750       746,924

KAZAKHSTAN--2.4%
Kazkommerts International BV 144A 7.875%,
   4/7/14(b)                                             1,000     1,051,250
Kazkommerts International BV RegS 10.125%,
   5/8/07(e)                                               500       529,950
Tengizchevroil Finance Co. 144A 6.124%,
   11/15/14(b)                                           1,000     1,012,500
TuranAlem Finance BV 144A 7.875%, 6/2/10(b)              1,000     1,042,500
                                                                 -----------
                                                                   3,636,200
                                                                 -----------


LUXEMBOURG--0.9%
Basell B.V. 144A 8.375%, 8/15/15(b)                        750       752,812
Lighthouse International Co. SA 144A 8%, 4/30/14(b)        400(g)    522,517
                                                                 -----------
                                                                   1,275,329
                                                                 -----------


MALAYSIA--0.5%
Malaysia International Shipping Corp. Capital Ltd.
   144A 6.125%, 7/1/14(b)                                  750       786,895

MEXICO--1.0%
America Movil SA de CV 5.50%, 3/1/14                     1,000       978,289
Pemex Project Funding Master Trust 9.125%, 10/13/10        500       575,250
                                                                 -----------
                                                                   1,553,539
                                                                 -----------


                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
RUSSIA--1.8%
Aries Vermoegensverwaltung GmbH 144A 9.60%,
   10/25/14(b)                                       $     750   $   961,875
Aries Vermogensverwaltung GmbH 144A 7.75%,
   10/25/09(b)                                             250(g)    345,560
Gazprom OAO 144A 9.625%, 3/1/13(b)                         750       901,875
OJSC Vimpel Communications 144A 8.375%, 10/22/11(b)        500       522,500
                                                                 -----------
                                                                   2,731,810
                                                                 -----------


SINGAPORE--0.4%
Chartered Semiconductor Manufacturing Ltd.
   5.75%, 8/3/10                                           570       570,357

SOUTH KOREA--0.3%
C&M Finance Ltd. 144A 8.10%, 2/1/16(b)                     500       505,479

SWEDEN--0.9%
Stena AB 7%, 12/1/16                                     1,500     1,398,750

UKRAINE--0.3%
Kyivstar GSM 144A 7.75%, 4/27/12(b)                        375       379,688
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,402,455)                                     20,826,050
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.7%


PHARMACEUTICALS--0.7%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10        1,250     1,051,563
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,016,805)                                       1,051,563
--------------------------------------------------------------------------------
CREDIT LINKED NOTES--0.5%


OTHER FOREIGN GOVERNMENT--0.5%
Republic of Turkey (Citigroup) 0%, 2/7/08                  750       750,000
--------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $750,000)                                           750,000
--------------------------------------------------------------------------------

LOAN AGREEMENTS(c)--3.6%


AIRPORT SERVICES--0.7%
Worldspan LP Tranche 6.95%, 2/11/10                      1,080     1,059,750

BROADCASTING & CABLE TV--0.5%
Charter Communications Operating LLC Tranche
   B 6.90%, 4/27/11                                        750       756,562

Phoenix Multi-Sector Fixed Income Fund

                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Sungard Data Systems, Inc. Tranche 6.20%, 2/11/13    $   1,000    $1,012,500

DEPARTMENT STORES--0.7%
Neiman-Marcus Group, Inc. (The) Tranche 6.706%,
   4/6/13                                                1,000     1,011,250

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
NRG Energy, Inc. Tranche B 0%, 2/15/13                     400       404,000

PAPER PRODUCTS--0.8%
NewPage Corp. Tranche B 7.09%, 5/2/11                    1,200     1,215,000
--------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $5,465,403)                                       5,459,062
--------------------------------------------------------------------------------

                                                        SHARES      VALUE
                                                        ------      -----
DOMESTIC COMMON STOCKS--0.0%


INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(n)                    137,550         1,169

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(n)(o)                               3,650         5,840
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $756,366)                                             7,009
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $147,893,000)                                    149,523,365
--------------------------------------------------------------------------------

                                                       PAR VALUE
                                                         (000)      VALUE
                                                       ---------  ----------
SHORT-TERM INVESTMENTS--2.0%


COMMERCIAL PAPER(p)--2.0%
Sysco Corp. 4.45%, 2/1/06                            $   3,035    $3,035,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,035,000)                                       3,035,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $150,928,000)                                   152,558,365(a)

Other assets and liabilities, net--(1.4)%                         (2,138,337)
                                                                ------------
NET ASSETS--100.0%                                              $150,420,028
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,639,195 and gross depreciation of $2,027,902 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $150,947,072.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $25,042,083 or 16.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  Par value represents Australian Dollar.
(g)  Par value represents Euro.
(h)  Par value represents New Zealand Dollar.
(i)  Par value represents Brazilian Real.
(j)  Par value represents South African Rand.
(k)  Par value represents Canadian Dollar.
(l)  Par value represents Mexican Peso.
(m)  Par value represents Thailand Baht.
(n)  Non-income producing.
(o) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At January 31, 2006, this security amounted to a value of $5,840 or 0.0% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(p)  The rate shown is the discount rate.
(q)  All or a portion segregated as collateral for forward currency contracts.

Phoenix Multi-Sector Short Term Bond Fund

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
AGENCY MORTGAGE-BACKED SECURITIES--10.5%

FHLMC 6%, 8/1/34                                     $   3,915     $ 3,956,425
FNMA 5.50%, '17-'35                                     63,236      62,948,113
FNMA 6%, '17-'34                                        17,106      17,291,785
FNMA 4.50%, 4/1/18                                       2,277       2,216,286
FNMA 5%, '18-'35                                        61,858      61,223,524
GNMA 6.50%, '31-'32                                      1,057       1,105,718
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $150,588,540)                                     148,741,851
--------------------------------------------------------------------------------

MUNICIPAL BONDS--2.2%


CALIFORNIA--0.5%
Fresno County Pension Obligation Taxable 6.06%,
   8/15/09 (FGIC Insured)                                1,915       1,981,221
Sonoma County Pension Obligation Taxable
   Series A 2.43%, 12/1/06 (FGIC Insured)                2,615       2,561,889
Ventura County Pension Obligation Taxable
   6.58%, 11/1/06 (FSA Insured)                          1,750       1,770,300
                                                                   -----------
                                                                     6,313,410
                                                                   -----------

CONNECTICUT--0.3%
Mashantucket Western Pequot Tribe Taxable
   Series A 6.91%, 9/1/12 (MBIA Insured)                 4,000       4,312,920

FLORIDA--0.1%
Collier County Water-Sewer District Taxable
   Series A 2.625%, 7/1/07 (FSA Insured)                 1,325
                                                                     1,290,669

MAINE--0.0%
Lewiston Pension Obligation Taxable 5%,
   12/15/06 (FGIC Insured)                                 500         500,140

NEW YORK--0.5%
New York State Dormitory Authority Higher
   Education Taxable Series B 3.35%, 12/15/09            2,500       2,349,775
Sales Tax Asset Receivable Taxable
   Series B 3.83%, 10/15/09 (FGIC Insured)               5,000       4,815,750
                                                                   -----------
                                                                     7,165,525
                                                                   -----------

PENNSYLVANIA--0.6%
Philadelphia Authority for Industrial Development
   Pension Funding Retirement Systems Taxable
   Series A 5.69%, 4/15/07 (MBIA Insured)
                                                         1,000       1,008,440


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
PENNSYLVANIA--(CONTINUED)
Philadelphia School District Taxable Series C
   4.11%, 7/1/08 (FSA Insured)                       $   2,470      $2,422,749
Philadelphia School District Taxable Series C
   4.20%, 7/1/09 (FSA Insured)                           2,570       2,507,729
Philadelphia School District Taxable Series C
   4.29%, 7/1/10 (FSA Insured)                           2,255       2,192,243
Philadelphia School District Taxable Series C
   4.43%, 7/1/11 (FSA Insured)                           1,015         985,484
                                                                   -----------
                                                                     9,116,645
                                                                   -----------

SOUTH DAKOTA--0.0%
South Dakota State Educational Enhancement
   Funding Corp. Taxable Series A 6.72%, 6/1/25            157         156,105

TEXAS--0.1%
Texas State Veterans Taxable Series A 7.625%,
   12/1/06                                                 695         709,769

WASHINGTON--0.1%
Washington State Housing Trust Fund Taxable
   Series T 5%, 7/1/08                                   1,000       1,003,110
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $31,324,745)                                       30,568,293
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.2%

Associates Manufactured Housing Pass-Through
   Certificates 96-1, A5 7.60%, 3/15/27                  1,061       1,072,794
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.98%, 1/15/18                               3,624       3,304,192
Carmax Auto Owner Trust 05-1 C 4.82%, 10/15/11           4,135       4,085,710
Carssx Finance Ltd. 04-AA, B3 144A 7.719%,
   1/15/11(b)(c)                                         1,516       1,544,431
Chase Funding Mortgage Loan Asset Backed
   Certificates 03-6, 1A4 4.499%, 8/25/30                5,000       4,877,522
Conseco Finance Securitizations Corp. 00-6, A4
   6.77%, 9/1/32                                           274         274,811
Conseco Finance Securitizations Corp. 02-2,
   A2 6.03%, 3/1/33                                      3,547       3,549,345
Drivetime Auto Owner Trust 04-A, A3 144A
   2.419%, 8/15/08(b)(c)                                 1,808       1,782,581
FMAC Loan Receivables Trust 97-B A 144A
   6.85%, 9/15/19(b)                                     1,755       1,661,103

Phoenix Multi-Sector Short Term Bond Fund

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
FMAC Loan Receivables Trust 98-CA, A2 144A
   6.66%, 1/15/12(b)                                 $   7,318      $7,090,054
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622%, 11/25/35(c)                                   5,000       4,942,187
Great America Leasing Receivables 05-1, A4
   144A 4.97%, 8/20/10(b)                                6,700       6,656,584
Green Tree Financial Corp. 96-1, B1 6.95%,
   3/15/27                                               2,546       1,836,825
Green Tree Financial Corp. 98-8, M1 6.98%,
   9/1/30                                                8,025       3,750,676
Green Tree Financial Corp. 99-3, A7 6.74%,
   2/1/31                                                5,000       4,821,487
GSAMP 05-HE4N, N1 144A 5.50%, 7/25/45(b)                 3,771       3,738,265
Long Beach Auto Receivables Trust 04-A, A2
   2.841%, 7/15/10(c)                                    3,000       2,917,500
Long Grove Collateral Loan Obligation Ltd. 04-1A
   C 144A 6.788%, 5/25/16(b)(c)                          1,600       1,621,120
Long Grove Collateral Loan Obligation Ltd. 04-1A
   D 144A 11.14%, 5/25/16(b)(c)                            500         525,250
M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11                2,500       2,436,697
MMCA Automobile Trust 02-1 C 6.20%, 1/15/10              6,831       6,766,952
Renaissance Home Equity Loan Trust 05-1, AF2
   4.263%, 5/25/35(c)                                    2,889       2,851,985
Renaissance Home Equity Loan Trust 05-3, AF3
   4.814%, 11/25/35(c)                                   9,115       8,956,067
Renaissance Home Equity Loan Trust 05-3, AF4
   5.14%, 11/25/35(c)                                    5,380       5,254,747
Residential Asset Mortgage Products, Inc. 03-RS3,
   AI4 5.67%, 4/25/33(c)                                 5,000       5,026,556
Soundview Home Equity Loan Trust 05-CTX1, A3
   5.322%, 7/25/35(c)                                    3,900       3,865,875
Structured Asset Securities Corp. 05-7XS, 1A2B
   5.27%, 4/25/35(c)                                     7,161       7,130,193
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $103,328,127)                                     102,341,509
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--26.2%


AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. 144A 6.375%,
   10/15/15(b)                                           1,500       1,500,000
Northrop Grumman Corp. 4.079%, 11/16/06                  2,000       1,986,942
                                                                   -----------
                                                                     3,486,942
                                                                   -----------

AGRICULTURAL PRODUCTS--0.0%
Corn Products International, Inc. 8.25%, 7/15/07           500         520,126




                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
AIRLINES--5.3%
American Airlines, Inc. 01-1 6.977%, 11/23/22        $   6,882      $6,418,837
Continental Airlines, Inc. 01-1 6.703%, 12/15/22         5,044       4,874,692
Continental Airlines, Inc. 01-1, A2 6.503%,
   12/15/12                                              5,000       4,892,782
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19       14,391      14,269,024
Delta Air Lines, Inc. 02-1, G-1 6.718%, 1/2/23           6,854       6,892,637
Delta Air Lines, Inc. 02-1, G-2 6.417%, 7/2/12          19,886      20,017,623
JetBlue Airways Corp. 04-1 8.12%, 3/15/08(c)             7,095       7,187,214
JetBlue Airways Corp. 04-2 C 7.44%, 5/15/10(c)           3,650       3,650,170
United Airlines, Inc. 01-1 6.071%, 3/1/13                6,880       6,707,875
                                                                   -----------
                                                                    74,910,854
                                                                   -----------

ALTERNATIVE CARRIERS--0.2%
Time Warner Telecom Holdings, Inc. 8.34%,
   2/15/11(c)                                            2,350       2,402,875

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Jones Apparel Group, Inc. 4.25%, 11/15/09                2,775       2,614,647

APPLICATION SOFTWARE--0.2%
Activant Solutions, Inc. 144A 10.53%, 4/1/10(b)(c)       2,850       2,921,250

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10                     2,370       2,322,339

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.875%,
   6/15/10                                               1,150       1,120,186
DaimlerChrysler NA Holding Corp. 6.50%,
   11/15/13                                              1,800       1,868,697
                                                                   -----------
                                                                     2,988,883
                                                                   -----------

AUTOMOTIVE RETAIL--0.6%
AutoNation, Inc. 9%, 8/1/08                              5,000       5,393,750
Hertz Corp. 144A 8.875%, 1/1/14(b)                       2,595       2,692,312
                                                                   -----------
                                                                     8,086,062
                                                                   -----------

BROADCASTING & CABLE TV--1.0%
Comcast Cable Communications, Inc. 6.20%,
   11/15/08                                              2,000       2,047,530
Comcast Corp. 4.95%, 6/15/16                             1,000         929,310
COX Communications, Inc. 3.875%, 10/1/08                 1,000         962,051
COX Communications, Inc. 6.75%, 3/15/11                  4,000       4,157,828
CSC Holdings, Inc. 7.25%, 7/15/08                          625         629,687
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc. 8.375%, 3/15/13                                    650         700,375
Echostar DBS Corp. 7.78%, 10/1/08(c)                     2,500       2,568,750

Phoenix Multi-Sector Short Term Bond Fund


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
BROADCASTING & CABLE TV--(CONTINUED)
Echostar DBS Corp. 6.375%, 10/1/11                   $   2,000      $1,960,000
Emmis Communications Corp. 10.366%, 6/15/12(c)             171         172,500
PanAmSat Corp. 6.375%, 1/15/08                             480         485,400
                                                                   -----------
                                                                    14,613,431
                                                                   -----------

BUILDING PRODUCTS--0.1%
Masco Corp. 4.625%, 8/15/07                              1,125       1,114,156

CASINOS & GAMING--0.6%
GTECH Holdings Corp. 4.75%, 10/15/10                     1,500       1,450,230
Harrah's Operating Co., Inc. 7.125%, 6/1/07                500         511,487
Harrah's Operating Co., Inc. 5.50%, 7/1/10               1,500       1,499,338
MGM MIRAGE 6.75%, 8/1/07                                   300         305,250
MGM MIRAGE 6.75%, 2/1/08                                 1,200       1,225,500
MGM MIRAGE 8.50%, 9/15/10                                2,250       2,452,500
Mohegan Tribal Gaming Authority 6.375%,
   7/15/09                                               1,500       1,522,500
                                                                   -----------
                                                                     8,966,805
                                                                   -----------

COMMODITY CHEMICALS--0.5%
Lyondell Chemical Co. 9.50%, 12/15/08                    1,767       1,861,976
Nova Chemicals Corp. 144A 7.561%, 11/15/13(b)(c)         4,409       4,486,158
                                                                   -----------
                                                                     6,348,134
                                                                   -----------

COMMUNICATIONS EQUIPMENT--0.5%
Corning, Inc. 6.30%, 3/1/09                              4,500       4,607,869
Lucent Technologies, Inc. 5.50%, 11/15/08                2,275       2,240,875
                                                                   -----------
                                                                     6,848,744
                                                                   -----------

CONSUMER FINANCE--3.3%
Capital One Financial Corp. 4.80%, 2/21/12               3,250       3,141,170
Ford Motor Credit Co. 6.50%, 1/25/07                        66          65,305
Ford Motor Credit Co. 7.26%, 11/2/07(c)                  1,560       1,529,504
Ford Motor Credit Co. 6.625%, 6/16/08                    2,500       2,353,717
Ford Motor Credit Co. 8.625%, 11/1/10                    9,525       9,177,890
General Electric Capital Corp. 6.125%, 2/22/11           3,000       3,138,372
General Motors Acceptance Corp. 6.125%,
   9/15/06                                               5,516       5,458,303
General Motors Acceptance Corp. 5.653%,
   9/23/08(c)                                            2,000       1,890,430
General Motors Acceptance Corp. 6.875%,
   9/15/11                                               7,090       6,776,750
General Motors Acceptance Corp. 6.75%, 12/1/14             900         854,354
Household Finance Corp. 4.125%, 11/16/09                 2,000       1,926,230
MBNA Corp. 4.625%, 9/15/08                               2,300       2,280,489
SLM Corp. 4.74%, 2/1/10(c)                               8,000       7,761,200


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
CONSUMER FINANCE--(CONTINUED)
Southern Capital Corp. 144A 5.70%, 6/30/22(b)        $     306      $  306,536
                                                                   -----------
                                                                    46,660,250
                                                                   -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Convergys Corp. 4.875%, 12/15/09                         3,000       2,885,814
First Data Corp. 5.625%, 11/1/11                         1,750       1,763,911
SunGard Data Systems, Inc. 144A 8.525%,
   8/15/13(b)(c)                                           250         260,625
                                                                   -----------
                                                                     4,910,350
                                                                   -----------

DIVERSIFIED BANKS--0.3%
Bank of America Corp. 7.40%, 1/15/11(n)                  3,000       3,290,187
Wells Fargo & Co. 3.125%, 4/1/09                         1,500       1,418,206
                                                                   -----------
                                                                     4,708,393
                                                                   -----------

DIVERSIFIED CHEMICALS--0.1%
Huntsman LLC 11.85%, 7/15/11(c)                          1,000       1,063,750

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
International Lease Finance Corp. 4.75%, 1/13/12         1,120       1,085,142

EDUCATION SERVICES--0.1%
Harvard University 8.125%, 4/15/07                       1,000       1,038,210

ELECTRIC UTILITIES--1.0%
Commonwealth Edison Co. Series 102 4.74%,
   8/15/10                                               1,000         977,124
Consumers Energy Co. Series H 4.80%, 2/17/09             2,000       1,966,540
Entergy Gulf States, Inc. 3.60%, 6/1/08                  3,500       3,364,431
MSW Energy Holdings II LLC/MSW Energy
   Finance Co. II, Inc. Series B 7.375%, 9/1/10          1,500       1,552,500
MSW Energy Holdings LLC/MSW Energy Finance
   Co., Inc. 8.50%, 9/1/10                               1,500       1,601,250
PPL Capital Funding Trust I Series A 4.33%,
   3/1/09                                                4,250       4,118,632
                                                                   -----------
                                                                    13,580,477
                                                                   -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Series B 5.75%,
   2/15/11                                              2,200       2,106,500

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
IMC Global, Inc. 10.875%, 8/1/13                        1,000       1,155,000

FOOD RETAIL--0.3%
Albertson's, Inc. 6.95%, 8/1/09                           500         507,710
Kroger Co. (The) 8.05%, 2/1/10                          1,000       1,085,121
Safeway, Inc. 4.125%, 11/1/08                           2,000       1,935,164

Phoenix Multi-Sector Short Term Bond Fund
                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
FOOD RETAIL--(CONTINUED)
Safeway, Inc. 6.50%, 11/15/08                       $   1,000      $1,026,951
                                                                   -----------
                                                                    4,554,946
                                                                   -----------

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b)         1,200       1,203,000

HEALTH CARE EQUIPMENT--0.3%
Fisher Scientific International, Inc. 6.75%,
   8/15/14                                              1,800       1,878,750
Fisher Scientific International, Inc. 6.125%,
   7/1/15                                               2,125       2,138,281
                                                                   -----------
                                                                    4,017,031
                                                                   -----------

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 5.25%, 11/6/08                                3,500       3,487,414

HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc. 7.25%, 8/15/13             1,000       1,091,915
Quest Diagnostics, Inc. 6.75%, 7/12/06                    500         503,557
US Oncology Holdings, Inc. 9.264%, 3/15/15(c)           1,000       1,000,000
                                                                   -----------
                                                                    2,595,472
                                                                   -----------

HOMEBUILDING--0.4%
Horton (D.R.), Inc. 4.875%, 1/15/10                     2,500       2,440,900
Horton (D.R.), Inc. 9.375%, 3/15/11                     1,500       1,582,567
Ryland Group, Inc. (The) 8%, 8/15/06                    1,870       1,896,100
                                                                   -----------
                                                                    5,919,567
                                                                   -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy Inc. 7.25%, 2/1/14                             925         942,344

INTEGRATED OIL & GAS--0.1%
Conoco Funding Co. 5.45%, 10/15/06                      1,000       1,002,955
Texaco Capital, Inc. 5.50%, 1/15/09                     1,035       1,053,972
                                                                   -----------
                                                                    2,056,927
                                                                   -----------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T Corp. 9.05%, 11/15/11                              2,200       2,424,407
Citizens Communications Co. 9.25%, 5/15/11              2,500       2,762,500
MCI, Inc. 7.688%, 5/1/09                                5,000       5,168,750
Qwest Corp. 5.625%, 11/15/08                            1,000         990,000
Qwest Corp. 7.875%, 9/1/11                              1,950       2,071,875
Qwest Corp. 8.875%, 3/15/12                             2,000       2,225,000
                                                                   -----------
                                                                   15,642,532
                                                                   -----------

INVESTMENT BANKING & BROKERAGE--0.1%
Lehman Brothers Holdings, Inc. 4.375%, 11/30/10         1,500       1,457,297


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
LIFE & HEALTH INSURANCE--0.6%
Jackson National Life Global Funding 144A
   4.92%, 2/10/10(b)(c)                             $   5,750      $5,563,125
Principal Life Global Funding I 144A 4.40%,
   10/1/10(b)                                           1,500       1,452,805
Protective Life Secured Trust 4.96%, 5/10/10(c)         1,000         969,910
                                                                   -----------
                                                                    7,985,840
                                                                   -----------

MANAGED HEALTH CARE--0.2%
Cigna Corp. 7.40%, 5/15/07                              2,000       2,053,710
Coventry Health Care, Inc. 8.125%, 2/15/12              1,000       1,065,000
                                                                   -----------
                                                                    3,118,710
                                                                   -----------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.125%, 4/15/06                       1,000       1,002,030
Time Warner, Inc. 6.875%, 5/1/12                        1,500       1,593,038
                                                                   -----------
                                                                    2,595,068
                                                                   -----------


MULTI-LINE INSURANCE--0.1%
ASIF Global Financing XXIII 144A 3.90%,
   10/22/08(b)                                          2,000       1,941,996

MULTI-UTILITIES & UNREGULATED POWER--0.1%
Pacific Gas & Electric Co. 3.60%, 3/1/09                2,000       1,912,902

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.50%, 10/15/10                         1,225       1,245,660

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Denbury Resources, Inc. 7.50%, 4/1/13                   1,000       1,040,000

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
Premcor Refining Group, Inc. (The) 9.25%, 2/1/10        2,000       2,155,082
Premcor Refining Group, Inc. (The) 6.125%,
   5/1/11                                               1,300       1,346,954
Valero Energy Corp. 6.125%, 4/15/07                     1,700       1,718,319
                                                                  -----------
                                                                    5,220,355
                                                                  -----------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Kinder Morgan Finance Co. 144A 5.35%, 1/5/11(b)         4,775       4,763,764
Williams Cos., Inc. (The) 7.125%, 9/1/11                2,500       2,618,750
                                                                  -----------
                                                                    7,382,514
                                                                  -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Bosphorus Financial Services Ltd. 144A 6.14%,
   2/15/12(b)(c)                                        2,000       2,010,288
Erac USA Finance Co. 144A 5.30%, 11/15/08(b)            2,385       2,387,480
MassMutual Global Funding II 144A 3.50%,
   3/15/10(b)                                           1,750       1,644,801

Phoenix Multi-Sector Short Term Bond Fund


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Textron Financial Corp. 4.60%, 5/3/10                $   3,200      $3,130,653
                                                                   -----------
                                                                     9,173,222
                                                                   -----------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5.50%, 3/15/07                           500         500,847
Dean Foods Co. 6.625%, 5/15/09                           3,345       3,436,987
                                                                   -----------
                                                                     3,937,834
                                                                   -----------

PAPER PACKAGING--0.2%
Packaging Corporation of America 4.375%, 8/1/08          3,000       2,927,754

PAPER PRODUCTS--0.3%
Bowater, Inc. 7.491%, 3/15/10(c)                         4,850       4,801,500

PROPERTY & CASUALTY INSURANCE--0.3%
Berkley (WR) Corp. 5.125%, 9/30/10                       2,000       1,979,406
Berkshire Hathaway Finance Corp. 4.20%,
   12/15/10                                              3,000       2,894,391
                                                                   -----------
                                                                     4,873,797
                                                                   -----------

PUBLISHING & PRINTING--0.4%
Dex Media West LLC/Dex Media Finance Co.
   5.875%, 11/15/11                                      2,750       2,791,250
Dex Media West LLC/Dex Media Finance Co.
   Series B 8.50%, 8/15/10                               2,400       2,538,000
                                                                   -----------
                                                                     5,329,250
                                                                   -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP 4.80%, 4/1/11                         5,000       4,806,700

REGIONAL BANKS--0.0%
PNC Funding Corp. 5.75%, 8/1/06                            400         401,524

REITS--1.3%
Brandywine Operating Partnership LP 5.625%,
   12/15/10                                              5,725       5,725,006
Heritage Property Investment Trust 4.50%, 10/15/09       2,750       2,646,922
iStar Financial, Inc. 5.375%, 4/15/10                    4,725       4,695,700
Kimco Realty Corp. 4.82%, 8/15/11                        1,100       1,076,944
Simon Property Group LP 4.60%, 6/15/10                   3,825       3,728,205
Ventas Realty LP/Ventas Capital Corp. 6.75%,
   6/1/10                                                  250         257,812
                                                                   -----------
                                                                    18,130,589
                                                                   -----------

SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc. 4.375%, 9/15/09              1,000         980,469

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10                      $   3,500      $3,434,739

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09                           1,750       1,712,361

THRIFTS & MORTGAGE FINANCE--0.4%
Countrywide Home Loans, Inc. 5.625%, 7/15/09             4,000       4,040,252
Golden West Financial Corp. 4.125%, 8/15/07              1,000         988,184
                                                                   -----------
                                                                     5,028,436
                                                                   -----------

TOBACCO--0.5%
Philip Morris Capital Corp. 7.50%, 7/16/09               3,500       3,695,300
Reynolds (R.J.) Tobacco Holdings, Inc. 144A
   6.50%, 7/15/10(b)                                     4,000       4,020,000
                                                                   -----------
                                                                     7,715,300
                                                                   -----------

TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals North America, Inc. 6.50%, 2/15/12        4,500       4,455,000

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series E 6.875%,
   10/31/13                                              4,140       4,340,604
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $374,819,169)                                     370,821,974
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.9%

Adjustable Rate Mortgage Trust 05-3, 2A1
   4.719%, 7/25/35(c)                                    4,508       4,442,868
Asset Securitization Corp. 96-D3, A1C 7.40%,
   10/13/26                                              1,670       1,697,502
Bear Stearns Asset Backed Securities Net Interest
   Margin 03-HE1N, N2 144A 6.50%, 1/25/34(b)             2,390       2,339,586
Bear Stearns Asset Backed Securities Net Interest
   Margin 04-HE1N, A2 144A 5.50%, 2/25/34(b)             3,300       3,114,891
Bear Stearns Asset Backed Securities Net Interest
   Margin 04-HE5N, A3 5%, 7/25/34                        2,700       2,627,016
Bear Stearns Commercial Mortgage 04-ESA J
   144A 5.817%, 5/14/16(b)                               4,675       4,756,852
Bear Stearns Structured Products, Inc. 04-15, A2
   P.O. 144A 0%, 11/27/34(b)                             8,335       7,359,440
Bear Stearns Structured Products, Inc. 04-5 A
   P.O. 144A 0%, 2/25/34(b)                              2,335       2,181,127
Bear Stearns Structured Products, Inc. 04-6 P.O.
   0%, 2/25/34                                           2,267       2,140,450
Bear Stearns Structured Products, Inc. 05-10
   144A 6.551%, 4/26/35(b)(c)                            6,188       6,169,236

Phoenix Multi-Sector Short Term Bond Fund

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
Bear Stearns Structured Products, Inc. 05-20N,
   A 144A 7.879%, 10/25/45(b)(c)                     $   5,736      $5,735,538
Centex Home Equity 05-A, AF4 4.72%, 10/25/31(c)          3,750       3,714,307
Chase Mortgage Finance Corp. 04-S1 M 5.098%,
   2/25/19(c)                                            2,239       2,181,221
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
   3/25/34                                               5,012       5,024,743
Commercial Mortgage Acceptance Corp. 99-C1,
   A2 7.03%, 6/15/31                                       300         315,264
Countrywide Asset Backed Certificate 04-14N N
   144A 5%, 6/25/36(b)                                   1,451       1,428,731
Countrywide Home Loan Mortgage Pass-Through
   Trust 02-34, B2 5.75%, 1/25/33                        1,722       1,690,637
Countrywide Home Loan Mortgage Pass-Through
   Trust 02-36, B2 6%, 1/25/33                           1,721       1,694,578
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-12, 12A1 4.782%, 8/25/34(c)                  6,299       6,218,771
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1 5.50%, 8/25/34                       7,587       7,516,863
Countrywide Home Loan Mortgage Pass-through-
   Trust 02-36, B2 5.494%, 12/25/35(c)                  13,190      13,123,833
Countrywide Partnership Trust Net Interest Margin
    04-EC1N 144A 5%, 9/25/35(b)                            317         313,521
Credit-Based Asset Servicing and Securitization
   05-CB6, A3 5.12%, 7/25/35(c)                          6,000       5,929,745
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643%, 6/15/35(b)                                    6,000       5,831,168
CS First Boston Mortgage Securities Corp. 01-
   CK1, A2 6.25%, 12/18/35                                 475         482,061
CS First Boston Mortgage Securities Corp. 04-1,
   1A1 5.75%, 2/25/34                                    2,678       2,674,052
CS First Boston Mortgage Securities Corp. 97-C2
   B 6.72%, 1/17/35                                      3,500       3,595,903
CS First Boston Mortgage Securities Corp. 98-C1
   B 6.59%, 5/17/40                                      1,200       1,240,375
DLJ Commercial Mortgage Corp. 98-CF2, A1B
   6.24%, 11/12/31                                         145         148,972
First Franklin Net Interest Margin Trust 04-FF7A A
    144A 5%, 9/27/34(b)                                    484         481,555
First Franklin Net Interest Margin Trust 04-FF7A B
   144A 6.75%, 9/27/34(b)                                1,255       1,214,831
First Horizon Mortgage Pass-Through Trust 03-2,
   1A12 5.75%, 4/25/33                                   3,920       3,881,309
First Horizon Mortgage Pass-Through Trust 04-
   AR4, 2A1 4.414%, 8/25/34(c)                           3,982       3,914,519


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
First Horizon Mortgage Pass-Through Trust 05-
   AR1, 2A1 5.026%, 4/25/35(c)                       $   4,847      $4,792,828
First Plus Home Loan Trust 97-3, M2 7.52%,
   11/10/23                                                 87          87,252
GE-WMC Mortgage Securities Net Interest Margin
   05-1, N1 144A 5.682%, 10/25/35(b)                     2,140       2,129,543
GMAC Commercial Mortgage Securities, Inc. 97-
   C2, A3 6.566%, 4/15/29                                1,869       1,906,366
GMAC Mortgage Corp. Loan Trust 03-GH2, A2
   3.69%, 7/25/20                                          602         598,680
Greenpoint Mortgage Funding Trust 05-AR5, B2
   6.13%, 11/25/45(c)                                    5,476       5,259,614
Greenwich Structured ARM Products 05-4A, N1
   144A 7.379%, 7/27/45(b)(c)                            3,926       3,906,145
GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
   11/18/30(c)                                             217         221,374
GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                  1,927       1,922,786
GSAMP Trust Net Interest Margin 04-1, N1
   144A 5.50%, 9/25/34(b)                                  634         633,655
GSR Mortgage Loan Trust 04-10F, B4 5.539%,
   9/25/34(c)                                            1,745       1,563,316
GSR Mortgage Loan Trust 04-10F, B5 5.539%,
   9/25/34(c)                                            1,744       1,314,057
GSR Mortgage Loan Trust 04-10F, B6 5.539%,
   9/25/34(c)                                            1,163         407,011
Harborview Mortgage Loan Trust 05-15, B8
   6.24%, 10/20/45(c)                                    4,637       4,448,366
JPMorgan Chase Commercial Mortgage
   Securities Corp. 01-CIBC, A3 6.26%, 3/15/33             500         523,320
Master Alternative Net Interest Margin Trust 05-
   CW1A, N1 6.75%, 12/26/35                              3,848       3,798,466
Master Resecuritization Trust 4.75%, 3/28/34             4,832       4,684,462
Master Resecuritization Trust 04-2 144A 5.25%,
   3/28/34(b)                                            4,139       3,938,255
Master Resecuritization Trust 04-3 144A 5%,
   3/28/34(b)                                            2,612       2,440,441
Master Resecuritization Trust 05-1 144A 5%,
   10/28/34(b)                                           3,485       3,321,408
Master Resecuritization Trust 05-2 144A 4.75%,
   3/28/34(b)                                            2,739       2,568,005
Master Resecuritzation Trust 7.379%, 4/26/45             3,250       3,250,000
Park Place Securities Net Interest Margin Trust
   04-MCW1 B 144A 7.385%, 9/25/34(b)                     2,350       2,330,906
PNC Mortgage Acceptance Corp. 00-C2, A2
   7.30%, 10/12/33                                         250         268,762

Phoenix Multi-Sector Short Term Bond Fund



                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
RAAC Series 05-SP1, 1A1 5%, 9/25/34                  $   4,192      $4,018,800
Residential Asset Mortgage Products, Inc. 03-
   RS6, AI3 3.08%, 12/25/28                                 84          83,477
Residential Funding Mortgage Securities I, Inc. 05-
   SA1, 2A 4.897%, 3/25/35(c)                            4,458       4,394,903
Residential Funding Mortgage Securities II, Inc. 05-
   HI2, A3 4.46%, 5/25/35                                4,750       4,683,203
Sharp SP 1 LLC Net Interest Margin Trust 05-
   HE2N, NA 144A 5.50%, 4/25/35(b)                       1,023       1,008,023
Sharp SP I LLC Net Interest Margin Trust 04-
   OP1N, NA 144A 5.19%, 4/25/34(b)                         110         109,432
Starwood Commercial Mortgage Trust 99-C1A, A1
   144A 6.60%, 2/3/14(b)                                 1,174       1,198,770
Structured Asset Securities Corp. 03-32, 1A1
   5.29%, 11/25/33(c)                                    5,440       5,283,893
Structured Asset Securities Corp. 05-1, 6A1 6%,
   2/25/35                                               6,221       6,227,054
Washington Mutual, Inc. 00-1, M3 6.28%,
   1/25/40(c)                                            1,314       1,325,198
Wells Fargo Mortgage Backed Securities Trust 03-
   4, A18 5.50%, 6/25/33                                 2,500       2,393,541
Wells Fargo Mortgage Backed Securities Trust 04-
   BB, A1 4.568%, 1/25/35(c)                             4,195       4,107,638
Wells Fargo Mortgage Backed Securities Trust 04-
   EE, 2A3 3.989%, 1/25/35(c)                            5,068       4,912,219
Wells Fargo Mortgage Backed Securities Trust 04-
   R, 2A1 4.358%, 9/25/34(c)                             7,104       6,960,050
Wells Fargo Mortgage Backed Securities Trust 05-
   5, 1A1 5%, 5/25/20                                    6,372       6,246,489
Wells Fargo Mortgage Backed Securities Trust 05-
   AR10, 2A16 4.11%, 6/25/35(c)                          5,000       4,864,100
Wells Fargo Mortgage Backed Securities Trust 05-
   AR16, 6A3 5%, 10/25/35(c)                            10,029       9,927,149
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $243,246,580)                                     239,240,422
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--21.3%


AUSTRALIA--0.5%
Commonwealth of Australia Series 1106 6.75%,
   11/15/06                                              9,055(g)    6,935,273

BRAZIL--3.8%
Federative Republic of Brazil 9.25%, 10/22/10           10,975      12,538,937
Federative Republic of Brazil 5.25%, 4/15/12(c)          6,691       6,674,572
Federative Republic of Brazil 5.25%, 4/15/12(c)          4,780       4,770,419
Federative Republic of Brazil 10.25%, 6/17/13            8,475      10,403,063


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
BRAZIL--(CONTINUED)
Federative Republic of Brazil 10.50%, 7/14/14        $   4,940      $6,187,350
Federative Republic of Brazil 12.50%, 1/5/16            29,876(h)   13,843,987
                                                                   -----------
                                                                    54,418,328
                                                                   -----------

BULGARIA--0.1%
Republic of Bulgaria RegS 8.25%, 1/15/15(e)              1,225       1,470,000

CANADA--1.2%
Federation of Canada 3.75%, 6/1/08                      20,170(j)   17,636,908

CHILE--0.4%
Republic of Chile 5.625%, 7/23/07                        1,250       1,261,750
Republic of Chile 5.06%, 1/28/08(c)                      4,000       4,018,000
                                                                   -----------
                                                                     5,279,750
                                                                   -----------

COLOMBIA--0.9%
Republic of Colombia 8.625%, 4/1/08                      1,500       1,612,500
Republic of Colombia 9.75%, 4/23/09                      3,500       3,944,500
Republic of Colombia 10%, 1/23/12                        3,000       3,607,500
Republic of Columbia 6.142%, 11/16/15(c)                 2,900       3,019,625
                                                                   -----------
                                                                    12,184,125
                                                                   -----------

COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b)                4,000       4,490,000

ECUADOR--0.3%
Republic of Ecuador 144A 9.375%, 12/15/15(b)             2,925       2,946,938
Republic of Ecuador RegS 12%, 11/15/12(e)                  750         778,125
                                                                   -----------
                                                                     3,725,063
                                                                   -----------

INDONESIA--0.1%
Republic of Indonesia 7.75%, 8/1/06                        800         814,000

MEXICO--2.8%
United Mexican States 8.375%, 1/14/11                    5,050       5,731,750
United Mexican States 7.50%, 1/14/12                     9,000      10,008,000
United Mexican States 6.375%, 1/16/13                    5,000       5,295,000
United Mexican States 5.875%, 1/15/14                    6,000       6,165,000
United Mexican States Series MI10 9.50%,
   12/18/14                                            127,490(m)   13,207,571
                                                                   -----------
                                                                    40,407,321
                                                                   -----------

NEW ZEALAND--0.8%
Commonwealth of New Zealand Series 1106 8%,
   11/15/06                                              6,500(f)    4,524,938
Commonwealth of New Zealand Series 206
   6.50%, 2/15/06                                        9,525(f)    6,538,230
                                                                   -----------
                                                                    11,063,168
                                                                   -----------

Phoenix Multi-Sector Short Term Bond Fund

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
PERU--0.3%
Republic of Peru 8.375%, 5/3/16                      $     500      $  570,000
Republic of Peru 9.125%, 1/15/08                         3,000       3,202,500
                                                                   -----------
                                                                     3,772,500
                                                                   -----------

PHILIPPINES--1.9%
Republic of Philippines 8.375%, 3/12/09                  8,610       9,244,988
Republic of Philippines 8.375%, 2/15/11                 16,380      17,751,825
                                                                   -----------
                                                                    26,996,813
                                                                   -----------

RUSSIA--1.5%
Ministry Finance of Russia Series VI 3%, 5/14/06         4,500       4,472,334
Russian Federation RegS 10%, 6/26/07(e)                  3,750       3,990,750
Russian Federation RegS 8.25%, 3/31/10(e)                8,530       9,069,949
Russian Federation RegS 5%, 3/31/30(c)(e)                3,000       3,352,500
                                                                   -----------
                                                                    20,885,533
                                                                   -----------

SOUTH AFRICA--0.4%
Republic of South Africa Series R153 13%,
   8/31/10                                              32,000(k)    6,443,832

THAILAND--0.2%
Kingdom of Thailand Series R042 4.80%, 4/9/10          141,300(l)    3,596,816

TURKEY--1.5%
Republic of Turkey 10.50%, 1/13/08                       8,600       9,417,000
Republic of Turkey 11.75%, 6/15/10                       4,050       4,956,187
Republic of Turkey 11.50%, 1/23/12                       3,475       4,417,594
Republic of Turkey RegS 10%, 9/19/07(e)                  2,000       2,146,400
                                                                   -----------
                                                                    20,937,181
                                                                   -----------

UKRAINE--0.1%
Republic of Ukraine RegS 11%, 3/15/07(e)                 1,400       1,447,843

VENEZUELA--4.2%
Republic of Venezuela 10.75%, 9/19/13                   17,030      21,244,925
Republic of Venezuela 8.50%, 10/8/14                     2,650       2,975,950
Republic of Venezuela RegS 5.375%, 8/7/10(e)            35,550      34,839,000
                                                                   -----------
                                                                    59,059,875
                                                                   -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $294,625,578)                                     301,564,329
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.5%


AUSTRALIA--0.1%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)         1,800       1,735,189

BERMUDA--0.1%
Intelsat Bermuda Ltd. 144A 8.695%, 1/15/12(b)(c)         2,000       2,045,000


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
BRAZIL--0.4%
Petrobras International Finance 9.875%, 5/9/08       $   2,655      $2,910,544
Petrobras International Finance Co. 9.125%,
   7/2/13                                                1,900       2,239,150
                                                                   -----------
                                                                     5,149,694
                                                                   -----------

CANADA--0.2%
Rogers Wireless Communications, Inc. 7.25%,
   12/15/12                                              1,000       1,062,500
Rogers Wireless Communications, Inc. 8%,
   12/15/12                                                700         745,500
Thomson Corp. (The) 4.25%, 8/15/09                       1,000         969,019
                                                                   -----------
                                                                     2,777,019
                                                                   -----------

CHILE--0.3%
Empresa Nacional de Electricidad SA 7.75%,
   7/15/08                                               3,449       3,627,124

GERMANY--0.4%
Deutsche Bank AG NY Series GS 4.70%, 3/22/12(c)          5,000       4,816,500
Deutsche Telekom International Finance BV
   8.50%, 6/15/10                                        1,000       1,108,279
                                                                   -----------
                                                                     5,924,779
                                                                   -----------

HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A 5.45%,
   11/24/10(b)                                           2,000       2,010,398

INDIA--0.5%
ICICI Bank Ltd. Singapore 144A 5.75%, 11/16/10(b)        4,775       4,791,536
Vedanta Resources plc 144A 6.625%, 2/22/10(b)            2,620       2,570,036
                                                                   -----------
                                                                     7,361,572
                                                                   -----------

INDONESIA--0.1%
Freeport-McMoRan Copper & Gold, Inc. 10.125%,
   2/1/10                                                1,000       1,100,000

ITALY--0.1%
Telecom Italia Capital S.p.A. 4%, 11/15/08               2,000       1,936,062

KAZAKHSTAN--0.6%
Kazkommerts International BV 144A 7.875%,
   4/7/14(b)                                             1,000       1,051,250
Kazkommerts International BV 144A 10.125%,
   5/8/07(b)                                             2,750       2,887,500
Kazkommerts International BV RegS 10.125%,
   5/8/07(e)                                             2,250       2,373,525

Phoenix Multi-Sector Short Term Bond Fund
                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
KAZAKHSTAN--(CONTINUED)
TuranAlem Finance BV 144A 7.875%, 6/2/10(b)          $   1,500      $1,556,250
                                                                   -----------
                                                                     7,868,525
                                                                   -----------

LUXEMBOURG--0.1%
Lighthouse International Co. SA 144A 8%,
   4/30/14(b)                                            1,250(i)    1,632,865

MALAYSIA--0.2%
Malaysia International Shipping Corp. Capital Ltd.
   144A 5%, 7/1/09(b)                                    2,800       2,781,019

MEXICO--0.5%
America Movil SA de CV 4.841%, 4/27/07(c)                3,000       3,006,000
America Movil SA de CV 4.125%, 3/1/09                    1,250       1,210,810
Pemex Project Funding Master Trust 6.125%,
   8/15/08                                               1,000       1,018,500
Pemex Project Funding Master Trust 144A 5.791%,
   6/15/10(b)(c)                                         1,500       1,548,000
                                                                   -----------
                                                                     6,783,310
                                                                   -----------

PHILIPPINES--0.1%
Philippine Long Distance Telephone Co. 7.85%,
   3/6/07                                                1,000       1,030,000

POLAND--0.2%
Telekomunikacja Polska SA Finance BV 144A
   7.75%, 12/10/08(b)                                    2,700       2,877,371

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
   3.437%, 9/15/09(b)                                    2,980       2,871,230

RUSSIA--1.8%
Aries Vermogensverwaltung GmbH 144A 5.527%,
   10/25/07(b)(c)                                        1,250(i)    1,596,790
Aries Vermogensverwaltung GmbH 144A 7.75%,
   10/25/09(b)                                           1,500(i)    2,073,359
Aries Vermogensverwaltung GmbH RegS 9.60%,
   10/25/14(e)                                           5,000       6,412,550
Gazprom OAO 144A 5.625%, 7/22/13(b)                     13,252      13,152,935
Gazprom RegS (Morgan Stanley AG) 9.625%,
   3/1/13(e)                                             1,900       2,280,000
                                                                   -----------
                                                                    25,515,634
                                                                   -----------

SINGAPORE--0.2%
Chartered Semiconductor Manufacturing Ltd.
   5.75%, 8/3/10                                         3,150       3,148,274


                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
SOUTH KOREA--0.6%
C&M Finance Ltd. 144A 7.24%, 2/1/11(b)(c)            $     500      $  505,000
Chohung Bank 144A 4.50%, 11/3/14(b)(c)                     565         543,124
Export-Import Bank of Korea 4.50%, 8/12/09               1,355       1,330,164
Korea Development Bank 4.25%, 11/13/07                   1,000         986,027
Korea Development Bank 3.875%, 3/2/09                    3,000       2,899,332
Korea Electric Power Corp. 144A 4.25%, 9/12/07(b)        1,500       1,479,846
                                                                   -----------
                                                                     7,743,493
                                                                   -----------

UKRAINE--0.2%
Naftogaz Ukrainy 8.125%, 9/30/09                         2,900       2,934,510

UNITED KINGDOM--0.1%
British Telecommunications plc 8.375%, 12/15/10          1,500       1,699,971

UNITED STATES--0.3%
Amvescap plc 4.50%, 12/15/09                             2,750       2,686,172
Tyco International Group SA 6.375%, 2/15/06              1,750       1,750,786
                                                                   -----------
                                                                     4,436,958
                                                                   -----------

VENEZUELA--0.1%
Corp Andina de Fomento 5.20%, 5/21/13                    1,000         985,083
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $106,290,868)                                      105,975,080
--------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.4%


ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
SCI Systems, Inc. Cv. 3%, 3/15/07                        2,000       1,945,000

PHARMACEUTICALS--0.3%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10        4,765       4,008,556
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $5,847,558)                                         5,953,556
--------------------------------------------------------------------------------

CREDIT LINKED NOTES--0.9%


DIVERSIFIED BANKS--0.4%
Russian Federation (Credit Suisse First Boston)
   5.03%, 9/20/10                                        5,000       4,968,150

OTHER FOREIGN GOVERNMENT--0.5%
Republic of Turkey (Citigroup) 0%, 6/28/07               7,675       7,675,000
--------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $12,682,542)                                       12,643,150
--------------------------------------------------------------------------------

LOAN AGREEMENTS(c)--5.6%


AIRPORT SERVICES--0.4%
Worldspan LP Tranche 6.95%, 2/11/10                      5,537       5,433,191

Phoenix Multi-Sector Short Term Bond Fund
                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
ALTERNATIVE CARRIERS--0.0%
Time Warner Telecom Holdings Loan 6.81%,
   11/30/10                                          $     250      $  254,375

AUTOMOTIVE RETAIL--0.0%
Hertz Corp. Tranche 7.001%, 12/21/12                       421         427,804
Hertz Corp. Tranche 7.001%, 12/21/12                        62          62,654
                                                                   -----------
                                                                       490,458
                                                                   -----------

BROADCASTING & CABLE TV--1.0%
Charter Communications Operating LLC Tranche
   B 7.45%, 4/27/11                                      4,925       4,968,094
DIRECTV Holdings LLC Tranche B 5.70%,
   4/13/13                                                 567         573,042
Entravision Communications Corp. Tranche
   5.526%, 3/29/13                                         499         502,802
Mediacom LLC Tranche B 6.45%, 3/31/13                    4,703       4,773,037
PanAmSat Corp. Tranche B 6.95%, 8/20/11                  2,970       3,005,269
                                                                   -----------
                                                                    13,822,244
                                                                   -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Sungard Data Systems, Inc. Tranche 6.276%,
   2/11/13                                               4,389       4,443,862

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The) Tranche
   6.706%, 4/6/13                                        4,750       4,803,437

DIVERSIFIED CHEMICALS--0.3%
Huntsman Corp. Tranche B 5.966%, 8/16/12                 3,588       3,610,651
Ineos Group Holdings plc Tranche B 12%, 2/1/14             250         250,000
Ineos Group Holdings plc Tranche C 7.43%,
   2/1/15                                                  250         250,000
                                                                   -----------
                                                                     4,110,651
                                                                   -----------

DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc. Tranche 6.03%,
   12/22/12                                                600         603,750

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc. Tranche 6.20%,
   1/15/12                                               2,278       2,300,695
Allied Waste North America, Inc. Tranche A
   5.776%, 1/15/12                                         884         893,233
                                                                   -----------
                                                                     3,193,928
                                                                   -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Global Holdings, Inc. Tranche B 5.70%,
   2/21/12                                               3,282       3,312,895

                                                     PAR VALUE
                                                       (000)          VALUE
                                                     ---------     -----------
HEALTH CARE FACILITIES--0.3%
LifePoint Hospitals, Inc. Tranche B 5.825%,
   4/15/12                                           $   3,636      $3,654,214

HEALTH CARE SERVICES--0.4%
Davita, Inc. Tranche B 6.20%, 10/5/12                    5,285       5,368,064

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Mirant North America 12%, 1/15/13                        1,275       1,284,563
NRG Energy, Inc. Tranche B 6.80%, 2/15/13(o)             3,055       3,085,550
                                                                   -----------
                                                                     4,370,113
                                                                   -----------

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
NTELOS, Inc. Tranche B 6.276%, 8/24/11                   2,652       2,682,246

OFFICE ELECTRONICS--0.2%
Xerox Corp. Tranche 7.20%, 9/30/08                       2,000       2,022,500

PAPER PRODUCTS--0.4%
NewPage Corp. Tranche B 7.20%, 5/2/11                    6,000       6,075,000

PHOTOGRAPHIC PRODUCTS--0.4%
Eastman Kodak Co. Tranche B 6.026%, 10/18/12             6,041       6,086,486

PUBLISHING & PRINTING--0.0%
American Media, Inc. Tranche 0%, 1/5/13(o)                 500         505,938

REITS--0.3%
General Growth Properties LP Tranche B 6.45%,
   11/12/08                                              4,719       4,727,599

RESTAURANTS--0.0%
Burger King Corp. Tranche B 5.526%, 7/13/12                373         377,789

SPECIALTY CHEMICALS--0.2%
Johnson Diversey Inc. 7.041%, 12/16/11                   2,125       2,154,219
--------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $77,898,886)                                       78,492,959
--------------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.1%

Lehman Brothers Targeted Return Index
   Securities Trust Series 5-2002 144A 5.94%,
   1/25/07(b)(c)                                         1,122       1,121,338
--------------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,140,776)                                         1,121,338
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $1,401,793,369)                                 1,397,464,461
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.2%


VARIABLE MONEY MARKET CERTIFICATES--0.4%
Wells Fargo Bank NA
   4.34%, 2/6/06(c)                                      5,480       5,479,940

COMMERCIAL PAPER(p)--1.8%
UBS Finance Delaware LLC 4.47%, 2/1/06                  11,500      11,500,000

Phoenix Multi-Sector Short Term Bond Fund
                                                 PAR VALUE
                                                   (000)           VALUE
                                                 ---------   ----------------
COMMERCIAL PAPER--(CONTINUED)
Honeywell International 4.43%, 2/2/06            $   6,000   $      5,999,262
Cargill, Inc. 4.34%, 2/3/06                          3,230          3,229,221
Preferred Receiveables Funding Corp. 4.46%,
   2/21/06                                           1,600          1,596,035
Goldman Sachs Group, Inc. 4.50%, 2/24/06               810            807,671
Gannett Co., Inc. 4.50%, 3/22/06                     2,800          2,782,850
                                                             ----------------
                                                                   25,915,039
                                                             ----------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $31,395,020)                                      31,394,979
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $1,433,188,389)                                1,428,859,440(a)

Other assets and liabilities, net--(1.0)%                         (13,933,258)
                                                             ----------------
NET ASSETS--100.0%                                           $  1,414,926,182
                                                             ================


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $9,824,481 and gross depreciation of $15,203,173 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,434,238,132.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $186,474,347 or 13.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Foreign corporate bonds are determined based on the country in which the security is issued. The country at risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  Par value represents New Zealand Dollar.
(g)  Par value represents Australian Dollar.
(h)  Par value represents Brazilian Real.
(i)  Par value represents Euro.
(j)  Par value represents Canadian Dollar.
(k)  Par value represents South African Rand.
(l)  Par value represents Thailand Baht.
(m)  Par value represents Mexican Peso.
(n) All or a portion segregated as collateral for forward currency contracts or delayed delivery transactions.
(o)  This security has a delayed delivery settlement date.
(p)  The rate shown is the discount rate.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

   NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Multi-Series Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

   A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At January 31, 2006, the total value of these securities represented approximately 6% of the net assets of the Multi-Sector Short Term Bond Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

   D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

   on which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. FORWARD CURRENCY CONTRACTS

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At January 31, 2006, the Funds had entered into forward currency contracts as follows:

                                                                                                     Net
                                                In                                                   Unrealized
                            Contract to         Exchange           Settlement                        Appreciation
                            Receive             For                Date             Value            (Depreciation)
                            -------             ---                ----             -----            --------------
     Multi-Sector
     Fixed Income
                            JPY 42,345,750      USD 375,000        4/17/06          $364,456         $(10,544)
                            JPY 113,823,000     USD 1,000,000      4/24/06          980,503          (19,497)
                                                                                                     --------
                                                                                                     $(30,041)


                                                                                                     Net
                                                In                                                   Unrealized
                            Contract to         Exchange           Settlement                        Appreciation
                            Receive             For                Date             Value            (Depreciation)
                            -------             ---                ----             -----            --------------
     Multi-Sector
     Short-Term
     Bond
                            JPY 395,227,000     USD 3,500,000      4/17/06          $3,401,585       $(98,415)
                            JPY 1,138,230,000   USD 10,000,000     4/24/06          9,805,034        (194,966)
                                                                                                     ---------
                                                                                                     $(293,381)

     JPY Japanese Yen               USD United States Dollars


   F. LOAN AGREEMENTS

         Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

   G. DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES

      Each Fund may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

      Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index, which is a component of the Lehman Brothers U.S. Aggregate Index.

   H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.


   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

   NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in

PHOENIX MULTI-SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

   the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At January 31, 2006, the Multi-Sector Fixed Income Fund held the following restricted security:

                                                                    Market            % of
                                  Acquisition      Acquisition      Value at          Net Assets
                                  Date             Cost             1/31/06           At 1/31/06
                                  --------------------------------------------------------------
      Northampton Pulp LLC        12/30/99         $348,720          $5,840           0.0%


      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Multi-Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date   March 28, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.